Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Business Acquisition, by Acquisition (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 MMT Technologies [Member]	Dec. 31, 2013 MMT Technologies [Member]	Mar. 31, 2013 MMT Technologies [Member]
Business Acquisition [Line Items]
Cash	$ 0	$ 0	$ 539,304	$ 0	$ 50,000	$ 50,000
Equity instruments (104,750 common shares of the Company) issued					107,893
Equity instruments held in escrows (100,000 common shares of the Company)					103,000
Fair value of total consideration transferred					260,893
Property, plant, and equipment					204,901
Total identifiable net assets					204,901
Goodwill	835,295		779,303	159,484	55,992		55,992
					$ 260,893